SCHEDULE OF REPORTABLE SEGMENT (Details) - USD ($)	3 Months Ended				6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Formation and operating costs	$ (169,363)		$ (22,733)		$ (757,380)	$ (22,733)	$ (79,459)	$ (190,582)
Other segment income	541,720		30		1,076,450	30	37	436,036
Net income (loss)	$ 372,357	$ (53,287)	$ (22,703)		$ 319,070	$ (22,703)	$ (79,422)	$ 245,454